Net Income (Loss) Per Share Attributable to Common Stockholders (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Computation of numerators and denominators of basic and diluted net income (loss) per share attributable to common stockholders

The computations of the numerators and denominators of the basic and diluted net income (loss) per share attributable to common stockholders are as follows (in thousands, except per share amounts):

	Year Ended December 31,
	2014	2015	2016
Net income (loss) per share attributable to common stockholders—basic:
Numerator:
Net income	$5	$15,929	$20,482
Less: Income attributable to convertible preferred stock	(5)	(10,958)	—
Add: Preferred stock modification	—	3,793	—
Less: Premium on repurchase of convertible preferred stock	—	—	(47,209)

Net income (loss) attributable to common stockholders	$—	$8,764	$(26,727)

Denominator:
Weighted-average shares outstanding	10,233	10,290	18,280

Net income (loss) per share attributable to common stockholders—basic	$—	$0.85	$(1.46)

Net income (loss) per share attributable to common stockholders—diluted:
Numerator:
Net income (loss) attributable to common stockholders—basic	$—	$8,764	$(26,727)
Add: Income attributable to dilutive convertible preferred stock	—	1,624	—
Less: Preferred stock modification	—	(3,793)	—

Net income (loss) attributable to common stockholders—diluted	$—	$6,595	$(26,727)

Denominator:
Weighted-average shares outstanding	10,233	10,290	18,280
Dilutive convertible preferred stock	—	2,790	—
Options to purchase common stock	2,901	3,699	—

Weighted-average shares outstanding—diluted	13,134	16,779	18,280

Net income (loss) per share attributable to common stockholders—diluted	$—	$0.39	$(1.46)

Schedule of anti-dilutive shares excluded from the calculation of diluted earnings (loss) per share

The following table presents the anti-dilutive shares excluded from the calculation of diluted net income (loss) per share attributable to common stockholders (in thousands):

	Year Ended December 31,
	2014	2015	2016
Anti-dilutive equity awards under stock-based award plans	307	248	6,069
Common shares issuable upon conversion of convertible preferred stock	21,761	19,320	—
Common shares issuable upon conversion of preferred stock warrants	361	547	—

Total shares excluded from net income (loss) per share attributable to common stockholders—diluted	22,429	20,115	6,069